Schedule of Stock Option Activity (Details) - Equity Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Offsetting Assets [Line Items]
Number of Options, Outstanding, Balance | shares	344,306
Weighted Average Exercise Price, Outstanding, Balance | $ / shares	$ 20.92
Aggregate Intrinsic Value, Balance | $
Number of Options, Forfeited or expired | shares	(310,260)
Weighted Average Exercise Price, Forfeited or expired | $ / shares	$ 19.87
Number of Options, Outstanding, Balance | shares	34,046
Weighted Average Exercise Price, Outstanding, Balance | $ / shares	$ 30.55
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 8 months 8 days
Aggregate Intrinsic Value, Balance | $	$ 35
Number of Options, Exercisable | shares	26,142
Weighted Average Exercise Price, Outstanding, Exercisable | $ / shares	$ 38.16
Weighted Average Remaining Contractual Term (Years), Exercisable	6 years 4 months 9 days
Aggregate Intrinsic Value, Exercisable | $	$ 18